Employee Cost - Summary of Change in Defined Benefit Obligations for Defined Benefit Provident Fund Plan (Detail) - Defined Benefit Provident Fund Plan [Member] ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Changes in net defined benefit liability (asset) [abstract]
Service cost	$ 0.5	₨ 41.0	₨ 1,268.9
Interest expense	0.0	2.7	55.5
Actuarial (gains) / losses arising from changes in experience adjustments	0.2	15.8	(786.2)
Actuarial (gains) / losses arising from demographic assumptions	0.0	0.0	33.5
Actuarial (gains) / losses arising from changes in financial assumptions	(0.5)	(40.1)	1,473.2
Present value of defined benefit obligation [member]
Changes in net defined benefit liability (asset) [abstract]
Beginning of the year	497.2	40,854.2	45,596.5
Service cost	0.5	41.0	1,268.9
Employee contribution	0.9	73.0	2,923.6
Acquisitions (credit) / cost	0.0	0.0	(8,042.8)
Transfer in / Transfer out	0.2	12.9	0.0
Interest expense	1.1	88.5	3,564.7
Actuarial (gains) / losses arising from changes in experience adjustments	0.2	15.8	(786.2)
Actuarial (gains) / losses arising from demographic assumptions	0.0	0.0	33.5
Actuarial (gains) / losses arising from changes in financial assumptions	(0.5)	(40.1)	1,473.2
Benefits paid	(0.7)	(55.3)	(3,173.0)
Balance transferred to government managed provident fund	(482.5)	(39,643.5)	(2,004.2)
End of the year	$ 16.4	₨ 1,346.5	₨ 40,854.2